MERRILL LYNCH
ASSET BUILDER
PROGRAM, INC.







FUND LOGO







Quarterly Report

October 31, 1995



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Program unless accompanied or preceded by the Program's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Merrill Lynch
Asset Builder Program, Inc.
Box 9011
Princeton, NJ
08543-9011



Merrill Lynch Asset Builder Program, Inc.



Officers and
Directors

Arthur Zeikel, President and Director
Joe Grills, Director
Walter Mintz, Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
Harry Woolf, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
N. John Hewitt, Senior Vice President
Donald C. Burke, Vice President
Jay C. Harbeck, Vice President
Joel Heymsfeld, Vice President
Gregory Mark Maunz, Vice President
Kevin M. Rendino, Vice President
Gerald M. Richard, Treasurer
Mark B. Goldfus, Secretary

Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, New York 10286

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
Transfer Agency Mutual Fund Operations
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863





DEAR SHAREHOLDER

We are pleased to provide you with this quarterly report for Merrill Lynch Asset Builder Program, Inc. (formerly known as Merrill Lynch Retirement Asset Builder Program, Inc.). The Fund consists of four separate diversified portfolios, each with its own investment objectives.

Complete performance information for all four portfolios, including aggregate total returns, can be found on pages 5--9 of this report to shareholders.

Merrill Lynch Fundamental
Value Portfolio
Although the US stock market continued to move higher during the October quarter, the Portfolio's performance did not keep pace as concerns about the health of the US economy negatively impacted many of our holdings. During periods of economic uncertainty, it is not uncommon for investors to shift away from cyclical areas to more defensive groups such as utilities, foods, beverages, drugs, and other consumer staple sectors. As reported in our July shareholder letter, the Portfolio is overweighted in the cyclical area because we believe earnings will further advance as the cost reductions and restructurings of the past three years continue to benefit the bottom line of many of our companies. We are overweighted in the credit cyclicals, financials, consumer cyclicals, and capital goods-technology sectors, and underweighted in the consumer service and consumer staple areas. We believe the continued growth of the US economy will positively impact cyclical companies' earnings and valuations. Our cyclical strategy hurt performance during the October quarter. We believe, however, that economic signals including gross domestic product (GDP), employment and new construction spending, do not point to an imminent recession. If the economy continues to grow at its recent pace while continuing to avoid rising inflation rates, we believe investors will return to cyclical stocks.

We used this period of weakness to reduce our cash position from 18.9% of net assets to 14.2%, the lowest level since the Portfolio's inception on February 1, 1995. We continued to invest cash in areas of the market which we believe are temporarily out-of-favor and possess attractive long-term risk/reward characteristics. During the quarter ended October 31, 1995, we invested $7.3 million to add to 20 of our existing positions and to initiate investments in seven companies. Most of our purchases were concentrated in three areas: retail, which included Charming Shoppes, Inc. and Woolworth Corp.; cyclicals, including Allwaste Inc., ASARCO Inc., Deere & Co., Ford Motor Co., General Motors Corp., International Paper Co., John Q. Hammons Hotels, Inc., SPX Corp., WHX Corp., Beazer Homes USA, Inc., Occidental Petroleum Corp., and Olin Corp.; and, the out-of-favor technology sector, such as Storage Technology Corp., SyQuest Technology, Inc., Tandem Computers, Inc., Western Digital Corp., and Exabyte Corp.

As to the out-of-favor retail sector, although we were somewhat early in overweighting the group, we believe there are attractive turnaround candidates. Most of the bad news regarding weak sales and a poor Christmas outlook is reflected in the stocks, in our opinion.

Merrill Lynch Global Opportunity
Portfolio
As of October 31, 1995, the Portfolio's asset allocation was: US stocks, 19%; foreign stocks, 41%; US dollar-denominated bonds, 17%, foreign government and corporate bonds, 12%; and cash, 11%.

We continue to allocate the US bond sector to high-yielding corporate issues. As a result of appreciation, the current yield on the coupon-bearing issues now averages 9.6%. We look for further appreciation among the US fixed-income positions as investors become more confident that the surprisingly low rate of US inflation will continue. The US fixed-income market would also benefit from the successful completion of a meaningful program to balance the Federal budget. The proportion of assets allocated to foreign bonds was increased during the three months ended October 31, 1995. However, the breakdown did not change significantly. The largest portion of foreign bond assets continued to be allocated to Germany, with commitments also maintained in the United Kingdom, Italy and Canada.

In the equity sector, we continued to overweight Japanese equities, which accounted for 16.7% of net assets at October 31, 1995. Japanese equities could continue to benefit in coming months from an aggressively accommodative monetary policy by the Bank of Japan as well as continuing fiscal stimulus efforts. We also expect the Japanese government to deal with the problems of the financial system in a more meaningful manner, and these efforts should have a favorable impact on the Japanese market.

On the other hand, we remain cautious over the immediate outlook for the US equity market, leading to a continuing underweighted posture. We eliminated commitments in Kelly Services, Inc. and Archer-Daniels-Midland Co. We are concerned that a sluggish US economy will lead to both a slowing rate of earnings gains and to an increasing incidence of disappointing earnings reports. On this basis, the relative performance of the US stock market seems likely to deteriorate over the next several quarters.

We remain overweighted in the Asian markets excluding Japan as well as in Latin America. The sale of Jurong Shipyard Ltd. in Singapore was offset by the establishment of a commitment in Hong Kong Telecom-munications, Ltd., and we initiated a position in Banco de Galicia y Buenos Aires S.A. in Argentina. We look for substantial recovery in the Asian and American stock markets over the next 12 months. The Asian markets should benefit from a renewed inflow of foreign capital which will supplement high internal savings rates. In Latin America, evidence of further progress in Mexico and Argentina in dealing with their financial problems should have a favorable impact on share prices.

In Europe, we continue to pursue a stock-specific approach, with emphasis placed on companies which are expected to benefit from aggressive restructuring efforts. The sectors emphasized in Europe remain energy, telecommunications, and capital spending. We also increased the commitment to Canada through positions in energy-related equities, namely, Imperial Oil Ltd. and Westcoast Energy Inc.

Merrill Lynch Quality Bond
Portfolio
The bond market continued to surge during the three-month period ended October 31, 1995. The spring rally, which halted in mid-July because of concern about an expanding economy, picked up momentum in August and has remained strong through mid-November. Moderate growth and mild inflation remained constant throughout the year. Even with an unexpectedly strong initial GDP gain for the third quarter of 4.2%, bond market investors focused on the price deflator for the October period, which was only up 0.6%. Consumer confidence levels continue to fall, a warning that the key holiday sales season may be disappointing. Investors also were influenced by the budget discussions in Washington. The goal of a balanced budget has spurred the rally with the hope that at least the issue is being addressed seriously.

We continued to reduce the Portfolio's cash position to make it more fully invested. The size of the Portfolio is currently over $6 million. Since we are limited to investing not more than 5% of assets in any one holding as outlined in the Portfolio's prospectus, we diversified as much as was practical, and as of October 31, 1995 had 26 different holdings. We reduced the Portfolio's cash position to 24% as of October 31, 1995, down from 26% at July 31, 1995.

Merrill Lynch US Government
Securities Portfolio
In the July shareholder letter, we reported that the economy was showing signs of weakness. Second quarter GDP growth was 1.3%, down from 2.7% in the first growth quarter of 1995 and 5.1% in the fourth quarter of 1994. In the third quarter of 1995, the economy firmed somewhat as GDP rose 4.2%, although this level overstates the strength of the economy as inventory expansion contributed significantly to GDP. While the GDP level is considered beyond the boundary of non-inflationary growth, the fixed-income market advanced boldly, adding to gains from the first six months of 1995 as inflation continued to decline.

While there are pockets of reasonable economic activity, it is not likely that the level can be sustained to a point where inflation reawakens. For example, housing activity was relatively vigorous recently. Home sales have increased 20% since April, and housing starts are up 10% since March. However, prolonged growth is unlikely as the home buying population is adding to its ranks at a slow pace. It is unlikely therefore that buoyant housing activity will reverse the direction of inflation.

Other measures of economic activity describe an economy in the doldrums. The Index of Leading Economic Indicators rose only twice thus far in 1995. Consumers seem less willing to spend and demand for credit is decelerating. In addition, consumers appear more long-term oriented as the enormous expansion of wealth resulting from the successful bond and equity markets in 1995 have not resulted in high consumer activity in spite of high levels of consumer confidence.

This economic environment had a positive impact on fixed-income markets. The 30-year Treasury bond declined 1.62% this year, resulting in a total return of nearly 26%. In addition, all Treasury notes with two-year or longer maturities returned in excess of 10% in 1995. While these returns represent excellent market results, the outlook from a fundamental perspective remains bright. Real (inflation adjusted) rates of return of 400 basis points (4.00%) are available on 30-year Treasury securities, and 350 basis points on 5-year notes using a conservative base case inflation assumption of 2.25%. With inflation continuing to trend lower, consumers hesitant to spend, manufacturing mired in neutral, and hope from Washington policymakers for greater fiscal responsibility, it is understandable why bond market sentiment is at current high levels. Since the Federal Reserve Board's primary mandate is price stability, and inflationary conditions are historically the exception rather than the rule, a strong case can be made for long-term interest rates to come down as low as 5.5%.

During the October quarter, we engaged in transactions which enabled greater participation, from a price movement perspective, in the environment of declining interest rates. This was achieved primarily by decreasing the Portfolio's net liquidity position from 15.9% of net assets to 4.6%. In combination with the investing of the liquidity positions, we sold the Portfolio's entire position (38% of the portfolio) of Federal Home Loan Mortgage Corporation (FHLMC) 7% and purchased Government National Mortgage Association (GNMA) 7.5% and FHLMC 7.5% mortgage-backed securities. These two positions accounted for 57% of the Portfolio.

We continue to hold FHLMC pool #0555228, which has an 11.5% coupon, comprised of mortgages originated in 1977. The underlying prepayments on the mortgages were stable as expected and the yield generated on this security is in excess of 8.5% on top of the 3 point appreciation since purchase.

Treasury securities, a five-year note and a ten-year note, comprise the balance of the Portfolio at approximately 13% of net assets. The Treasury issues provide instant liquidity and have more timely sensitivity to changes in interest rates.

In Conclusion
We thank you for your investment in Merrill Lynch Asset Builder
Program, Inc., and we look forward to reviewing our outlook and strategy with you again in our upcoming annual report to shareholders.

Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President

(Kevin M. Rendino)
Kevin M. Rendino
Vice President and Portfolio Manager




(Joel Heymsfeld)
Joel Heymsfeld
Vice President and Portfolio Manager




(Jay C. Harbeck)
Jay C. Harbeck
Vice President and Portfolio Manager




(Gregory Mark Maunz)
Gregory Mark Maunz
Vice President and Portfolio Manager



December 11, 1995







PORTFOLIO CHANGES (EQUITY INVESTMENTS)


FUNDAMENTAL
VALUE PORTFOLIO


For the Quarter Ended October 31, 1995

Additions

*Arcadian Corp.
 Beazer Homes USA, Inc.
 Charming Shoppes, Inc.
 Computervision Corp.
 Comsat Corporation
*Core Laboratories N.V.
 Deere & Co.
 Eastman Kodak Co.
 Exabyte Corp.
*Imperial Thrift & Loan
*Intimate Brands Inc.
 Klamath First Bancorp, Inc.
 Occidental Petroleum Corp.
 Olin Corp.
 SPX Corp.
*Stratus Computers, Inc.
 Woolworth Corp.


Deletions

*Arcadian Corp.
 Aviall, Inc.
*Core Laboratories N.V.
 General Mills, Inc.
*Imperial Thrift & Loan
*Intimate Brands Inc.
 Liz Claiborne, Inc.
*Stratus Computers, Inc.
 Texas Utilities Co.
 Union Carbide Corp.



GLOBAL
OPPORTUNITY
PORTFOLIO


For the Quarter Ended October 31, 1995

Additions

Banco de Galicia y Buenos Aires S.A. (ADR)
Hong Kong Telecommunications Ltd. (ADR)
Imperial Oil Ltd.
Westcoast Energy Inc.


Deletions

Archer-Daniels-Midland Co.
Hanson PLC (Sponsored) (ADR)
Holderbank Financiere Glarus AG
Jurong Shipyard Ltd.
Kelly Services, Inc.
Schneider S.A.
US Industries Inc.

[FN]
*Added and deleted in the same quarter.




PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Program through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees for Fundamental Value and Global Opportunity Portfolios. Quality Bond and US Government Securities Portfolios incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year for Fundamental Value, Global Opportunity, Quality Bond and US Government Securities Portfolios. In addition, Quality Bond and US Government Securities Portfolios are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. Fundamental Value and Global Opportunity Portfolios are subject to a 0.75% distribution fee and a 0.25% account maintenance fee. Fundamental Value and Global Opportunity Portfolios automatically convert to Class D Shares after approximately 8 years. Quality Bond and US Government Securities Portfolios automatically convert to Class D Shares after approximately 10 years.

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25% for Quality Bond and US Government Securities Portfolios. Fundamental Value and Global Opportunity Portfolios are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

About Fund
Performance
(concluded)


* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee) for Fundamental Value and Global Opportunity Portfolios. Quality Bond and US Government Securities Portfolios incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

"Aggregate Total Return" tables for all of the Program's shares are presented below and on page 7. Performance data for all of the Program's shares are also presented in the "Recent Performance
Results" table on pages 8 and 9.

The "Recent Performance Results" table shows investment results before the deduction of any sales charges for all of the Program's shares for the since inception and 3-month periods ended October 31, 1995. All data in this table assume imposition of the actual total expenses incurred by each class of shares during the relevant period.

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Aggregate
Total Returns


Fundamental Value Portfolio

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Inception (2/01/95) to 9/30/95            +18.40%        +12.18%

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Inception (2/01/95) to 9/30/95            +17.60%        +13.60%

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Inception (2/01/95) to 9/30/95            +17.60%        +16.60%

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Inception (2/01/95) to 9/30/95            +18.30%        +12.09%

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



Global Opportunity Portfolio

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Inception (2/01/95) to 9/30/95             +8.50%         +2.80%

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Inception (2/01/95) to 9/30/95             +7.70%         +3.70%

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Inception (2/01/95) to 9/30/95             +7.70%         +6.70%

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Inception (2/01/95) to 9/30/95             +8.30%         +2.61%

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

Quality Bond Portfolio


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Inception (2/01/95) to 9/30/95             +4.05%         -0.11%

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Inception (2/01/95) to 9/30/95             +3.30%         -0.70%

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Inception (2/01/95) to 9/30/95             +3.25%         +2.25%

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Inception (2/01/95) to 9/30/95             +3.70%         -0.45%

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



US Government Securities Portfolio


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Inception (2/01/95) to 9/30/95            +10.52%         +6.10%

[FN]
*Maximum sales charge is 4%.
**Assuming maximum sales charge.



                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Inception (2/01/95) to 9/30/95             +9.95%         +5.95%

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Inception (2/01/95) to 9/30/95             +9.91%         +8.91%

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Inception (2/01/95) to 9/30/95            +10.30%         +5.89%

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


PERFORMANCE DATA (concluded)


Recent
Performance
Results*
                                                                                               Since               Standardized
                                                                                             Inception   3 Month   30-day Yield
                                                           10/31/95    7/31/95   Inception++ % Change++ % Change  As of 10/31/95
Fundamental Value Portfolio Class A Shares                  $11.30      $11.61     $10.00     +13.00%     -2.67%        --
Fundamental Value Portfolio Class B Shares                   11.22       11.55      10.00     +12.20      -2.86         --
Fundamental Value Portfolio Class C Shares                   11.22       11.55      10.00     +12.20      -2.86         --
Fundamental Value Portfolio Class D Shares                   11.29       11.59      10.00     +12.90      -2.59         --
Global Opportunity Portfolio Class A Shares                  10.71       10.82      10.00     + 7.10      -1.02         --
Global Opportunity Portfolio Class B Shares                  10.62       10.76      10.00     + 6.20      -1.30         --
Global Opportunity Portfolio Class C Shares                  10.62       10.76      10.00     + 6.20      -1.30         --
Global Opportunity Portfolio Class D Shares                  10.69       10.81      10.00     + 6.90      -1.11         --
Quality Bond Portfolio Class A Shares                        10.06        9.86      10.00     + 0.60      +2.03        5.95%
Quality Bond Portfolio Class B Shares                        10.05        9.86      10.00     + 0.50      +1.93        5.45
Quality Bond Portfolio Class C Shares                        10.05        9.86      10.00     + 0.50      +1.93        5.40
Quality Bond Portfolio Class D Shares                        10.05        9.86      10.00     + 0.50      +1.93        5.71
US Government Securities Portfolio Class A Shares            10.58       10.47      10.00     + 5.80      +1.05        6.52
US Government Securities Portfolio Class B Shares            10.58       10.47      10.00     + 5.80      +1.05        6.14
US Government Securities Portfolio Class C Shares            10.57       10.46      10.00     + 5.70      +1.05        6.05
US Government Securities Portfolio Class D Shares            10.58       10.47      10.00     + 5.80      +1.05        6.34
Fundamental Value Portfolio Class A Shares--Total Return                                      +13.00      -2.67
Fundamental Value Portfolio Class B Shares--Total Return                                      +12.20      -2.86
Fundamental Value Portfolio Class C Shares--Total Return                                      +12.20      -2.86
Fundamental Value Portfolio Class D Shares--Total Return                                      +12.90      -2.59
Global Opportunity Portfolio Class A Shares--Total Return                                     + 7.10      -1.02
Global Opportunity Portfolio Class B Shares--Total Return                                     + 6.20      -1.30
Global Opportunity Portfolio Class C Shares--Total Return                                     + 6.20      -1.30
Global Opportunity Portfolio Class D Shares--Total Return                                     + 6.90      -1.11
Quality Bond Portfolio Class A Shares--Total Return                                           + 5.30(1)   +3.73(2)
Quality Bond Portfolio Class B Shares--Total Return                                           + 4.58(3)   +3.41(4)
Quality Bond Portfolio Class C Shares--Total Return                                           + 4.52(5)   +3.39(6)
Quality Bond Portfolio Class D Shares--Total Return                                           + 5.03(7)   +3.58(8)
US Government Securities Portfolio Class A Shares--Total Return                               +11.77(9)   +2.88(10)
US Government Securities Portfolio Class B Shares--Total Return                               +11.12(11)  +2.66(12)
US Government Securities Portfolio Class C Shares--Total Return                               +10.97(13)  +2.65(14)
US Government Securities Portfolio Class D Shares--Total Return                               +11.52(15)  +2.81(16)

  ++The Program commenced operations on 2/01/95.
   *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
 (1)Percent change includes reinvestment of $0.436 per share ordinary income dividends.
 (2)Percent change includes reinvestment of $0.165 per share ordinary income dividends.
 (3)Percent change includes reinvestment of $0.377 per share ordinary income dividends.
 (4)Percent change includes reinvestment of $0.144 per share ordinary income dividends.
 (5)Percent change includes reinvestment of $0.372 per share ordinary income dividends.
 (6)Percent change includes reinvestment of $0.142 per share ordinary income dividends.
 (7)Percent change includes reinvestment of $0.419 per share ordinary income dividends.
 (8)Percent change includes reinvestment of $0.159 per share ordinary income dividends.
 (9)Percent change includes reinvestment of $0.551 per share ordinary income dividends.
(10)Percent change includes reinvestment of $0.189 per share ordinary income dividends.
(11)Percent change includes reinvestment of $0.491 per share ordinary income dividends.
(12)Percent change includes reinvestment of $0.166 per share ordinary income dividends.
(13)Percent change includes reinvestment of $0.486 per share ordinary income dividends.
(14)Percent change includes reinvestment of $0.165 per share ordinary income dividends.
(15)Percent change includes reinvestment of $0.529 per share ordinary income dividends.
(16)Percent change includes reinvestment of $0.182 per share ordinary income dividends.

SCHEDULE OF INVESTMENTS                                                                                        (in US dollars)
             Fundamental Value Portfolio
LATIN                                Shares                                                                         Percent of
AMERICA      Industries               Held                  Investments                     Cost            Value   Net Assets
Argentina    Oil--International       20,000    Yacimientos Petroliferos Fiscales
                                                S.A. (Sponsored) (ADR)*                 $   366,250      $   342,500    1.3%

                                                Total Investments in Argentina              366,250          342,500    1.3


                                                Total Investments in Latin America          366,250          342,500    1.3


NORTH
AMERICA


United       Auto--Related            30,000    National Auto Credit, Inc.                  323,681          487,500    1.9
States
             Automotive               10,000    Ford Motor Co.                              266,380          287,500    1.1
                                      10,000    General Motors Corp.                        422,423          437,500    1.7
                                      10,000    SPX Corp.                                   145,359          155,000    0.6
                                                                                        -----------      -----------  ------
                                                                                            834,162          880,000    3.4

             Banking                  15,000    Bankers Trust New York Corp.                955,408          956,250    3.7

             Capital Goods             5,000    Eaton Corp.                                 259,915          256,250    1.0

             Chemicals                 6,400    Olin Corp.                                  442,417          409,600    1.6

             Environmental           100,000    Allwaste Inc.                               550,879          487,500    1.9
             Services

             Farm & Construction       5,000    Deere & Co.                                 432,225          446,875    1.8
             Equipment

             Financial Services        8,000    Student Loan Marketing Association          284,105          471,000    1.8

             Home Builders            20,000    Beazer Homes USA, Inc.                      311,200          350,000    1.4

             Hotels                   30,000    John Q. Hammons Hotels, Inc.                415,755          352,500    1.4

             Information              40,000    Tandem Computers, Inc.                      483,619          450,000    1.8
             Processing               40,000    Unisys Corp.                                381,425          225,000    0.9
                                                                                        -----------      -----------  ------
                                                                                            865,044          675,000    2.7

             Insurance                10,000    TIG Holdings, Inc.                          206,305          253,750    1.0

             Medical Services         75,000    Applied Bioscience International Inc.       388,612          478,125    1.9
                                      18,000    Foundation Health Corp.                     565,530          762,750    3.0
                                                                                        -----------      -----------  ------
                                                                                            954,142        1,240,875    4.9



SCHEDULE OF INVESTMENTS (concluded)                                                                            (in US dollars)
             Fundamental Value Portfolio
NORTH                                Shares                                                                         Percent of
AMERICA      Industries               Held                  Investments                     Cost            Value   Net Assets
United       Metals--Non-Ferrous      20,000    ASARCO Inc.                             $   554,351      $   645,000    2.5%
States
(concluded)  Oil--Domestic            20,000    Occidental Petroleum Corp.                  446,200          430,000    1.7

             Oil--Related             30,000    TETRA Technologies, Inc.                    364,150          390,000    1.5

             Oil Refiners             50,000    Total Petroleum of North America Ltd.       588,173          506,250    2.0

             Oil/Gas Producers        60,000    Swift Energy Co.                            514,699          532,500    2.1

             Paper & Forest           14,000    International Paper Co.                     532,450          518,000    2.0
             Products

             Pharmaceuticals           5,000    Bristol-Myers Squibb Co.                    316,560          381,250    1.5

             Photography               3,400    Eastman Kodak Co.                           205,054          212,925    0.8

             Real Estate              20,000    Bay Apartment Communities, Inc.             356,450          412,500    1.6
             Investment Trusts        20,000    Camden Property Trust                       450,613          415,000    1.6
                                      20,000    Evans Withycombe Residential, Inc.          404,875          377,500    1.5
                                      15,000    Simon Property Group, Inc.                  357,555          348,750    1.4
                                                                                        -----------      -----------  ------
                                                                                          1,569,493        1,553,750    6.1

             Restaurants              30,000    Darden Restaurants, Inc.                    329,558          341,250    1.3

             Retail                   50,000    Charming Shoppes, Inc.                      247,080          140,625    0.6
                                      25,000    Dillard Department Stores, Inc.             682,325          678,125    2.7
                                      25,000    Kmart Corp.                                 326,500          203,125    0.8
                                      20,000    Woolworth Corp.                             281,912          292,500    1.1
                                                                                        -----------      -----------  ------
                                                                                          1,537,817        1,314,375    5.2

             Retail--Specialty        25,000    The Limited, Inc.                           517,323          459,375    1.8

             Savings & Loans          20,000    Bay View Capital Corp.                      482,500          530,000    2.1
                                      54,000    Greater New York Savings Bank               504,892          648,000    2.5
                                      40,000    Klamath First Bancorp, Inc.                 519,485          505,000    2.0
                                      20,000    Washington Mutual Savings Bank              417,984          510,000    2.0
                                                                                        -----------      -----------  ------
                                                                                          1,924,861        2,193,000    8.6

             Steel                    10,000    USX-US Steel Group                          308,255          298,750    1.2
                                      35,000    WHX Corp.                                   379,967          363,125    1.4
                                                                                        -----------      -----------  ------
                                                                                            688,222          661,875    2.6

             Technology               37,500    Computervision Corp.                        450,000          440,625    1.7
                                      20,000    Exabyte Corp.                               300,000          257,500    1.0
                                      75,000    Micronics Computers, Inc.                   370,369          290,625    1.1
                                      25,000    Storage Technology Corp.                    578,074          615,625    2.4
                                      30,000    SyQuest Technology, Inc.                    341,075          300,000    1.2
                                      22,500    Western Digital Corp.                       384,974          348,750    1.4
                                                                                        -----------      -----------  ------
                                                                                          2,424,492        2,253,125    8.8

             Telecommunications       20,000    Comsat Corporation                          467,496          397,500    1.6
                                      20,000    MCI Communications Corp.                    436,950          497,500    1.9
                                                                                        -----------      -----------  ------
                                                                                            904,446          895,000    3.5

             Textile & Apparel        25,000    Burlington Industries, Inc.                 281,265          278,125    1.1

                                                Total Investments in the
                                                United States                            20,534,352       20,832,900   81.6


                                                Total Investments in North America       20,534,352       20,832,900   81.6


WESTERN EUROPE


United       Conglomerates            40,000    ADT Limited (ADR)*                          477,625          560,000    2.2
Kingdom

                                                Total Investments in the
                                                United Kingdom                              477,625          560,000    2.2


                                                Total Investments in Western Europe         477,625          560,000    2.2

SHORT-TERM                           Face
SECURITIES                          Amount                      Issue


             Commercial           $1,000,000    Ciesco L.P., 5.72% due 11/27/1995          995,869           995,869    3.9
             Paper**                 824,000    General Electric Capital Corp., 5.85%
                                                due 11/01/1995                              824,000          824,000    3.2
                                                                                        -----------      -----------  ------
                                                                                          1,819,869        1,819,869    7.1

             US Government &                    Federal Home Loan Bank:
             Agency Obligations**    700,000      5.63% due 11/02/1995                      699,890          699,890    2.7
                                     800,000      5.62% due 11/06/1995                      799,376          799,376    3.2
                                     300,000    Federal Home Loan Mortgage Corp.,
                                                5.62% due 11/15/1995                        299,344          299,344    1.2
                                                                                        -----------      -----------  ------
                                                                                          1,798,610        1,798,610    7.1

                                                Total Investments in Short-Term
                                                Securities                                3,618,479        3,618,479   14.2


             Total Investments                                                          $24,996,706       25,353,879   99.3
                                                                                        ===========
             Other Assets Less Liabilities                                                                   171,400    0.7
                                                                                                         -----------  ------
             Net Assets                                                                                  $25,525,279  100.0%
                                                                                                         ===========  ======

             Net Asset Value:  Class A--Based on net assets of $95,479 and
                                        8,451 shares outstanding                                         $     11.30
                                                                                                         ===========
                               Class B--Based on net assets of $16,863,702 and
                                        1,503,450 shares outstanding                                     $     11.22
                                                                                                         ===========
                               Class C--Based on net assets of $6,511,746 and
                                        580,588 shares outstanding                                       $     11.22
                                                                                                         ===========
                               Class D--Based on net assets of $2,054,352 and
                                        182,014 shares outstanding                                       $     11.29
                                                                                                         ===========

          *American Depositary Receipts (ADR).
         **Commercial paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Portfolio.

SCHEDULE OF INVESTMENTS                                                                                        (in US dollars)
             Global Opportunity Portfolio
                                      Face                                                                          Percent of
COUNTRY      Industries              Amount               Corporate Bonds                   Cost            Value   Net Assets
Canada       Cellular        US$     100,000    Rogers Communication, Inc., 10.875%
             Telephones                         due 4/15/2004                           $   100,250      $   104,000    0.4%

             Conglomerates           200,000    Sherritt Gordon Ltd., 9.75% due
                                                4/01/2003                                   192,500          205,000    0.9

             Energy                  100,000    Gulf Canada Resources, Ltd., 9.25%
                                                due 1/15/2004                                95,000          100,250    0.4

             Financial               100,000    Groupe L'TEE Videotron, 10.625% due
             Services                           2/15/2005                                    99,375          106,000    0.4


United       Broadcasting &          125,000    The Katz Corp., 12.75% due 11/15/2002       129,625          133,750    0.6
States       Publishing

             Building &              100,000    Del E. Webb Corporation, 9.75% due
             Construction                       3/01/2003                                    86,000           98,500    0.4

             Business                356,000    Bell Cablemedia PLC, 11.875% due
             Publishing                         9/15/2005 (a)                               202,904          213,600    0.9

             Chemicals               100,000    Acetex Corporation, 9.75% due
                                                10/01/2003                                   99,563          102,750    0.4
                                     205,000    G-I Holdings Inc., 10.38% due
                                                10/01/1998 (a)                              147,545          152,725    0.7
                                                                                        -----------      -----------  ------
                                                                                            247,108          255,475    1.1

SCHEDULE OF INVESTMENTS (continued)                                                                            (in US dollars)
             Global Opportunity Portfolio
                                      Face                                                                          Percent of
COUNTRY      Industries              Amount               Corporate Bonds                   Cost            Value   Net Assets
United       Communi-        US$     300,000    Panamsat L.P., 2.78% due
States       cations                            8/01/2003 (a)                           $   218,658      $   240,000    1.0%
(concluded)
             Consumer                280,000    Coleman Holdings, Inc., 22.15%
             Products                           due 5/27/1998 (a)                           214,032          220,500    0.9

             Cosmetics               100,000    Revlon Consumer Products Corp.,
                                                9.375% due 4/01/2001                         90,029          101,000    0.4

             Energy                  200,000    Maxus Energy Corp., 9.875% due
                                                10/15/2002                                  182,250          197,000    0.8
                                     250,000    Oleoducts Central S.A., 9.35% due
                                                9/01/2005                                   250,000          249,375    1.1
                                                                                        -----------      -----------  ------
                                                                                            432,250          446,375    1.9

             Entertainment           100,000    Marvel III Holdings, Inc., 9.125%
                                                due 2/15/1998                                93,500           94,000    0.4

             Financial               200,000    Reliance Group Holdings, Inc., 9.75%
             Services                           due 11/15/2003                              192,750          203,500    0.9

             Health Care             100,000    Tenet Healthcare Corp., 10.125% due
                                                3/01/2005                                   100,000          108,000    0.5

             Hotels                  100,000    John Q. Hammons Hotels, Inc., 8.875%
                                                due 2/15/2004                                89,750           97,500    0.4

             Hotels &                200,000    Bally's Park Place Funding Corp.,
             Casinos                            9.25% due 3/15/2004                         182,000          197,000    0.8
                                     100,000    Host Marriott Hospitality, Inc.,
                                                9.50% due 5/15/2005                          96,432          100,500    0.4
                                     200,000    Trump Plaza Funding, Inc., 10.875%
                                                due 6/15/2001                               177,500          188,500    0.8
                                                                                        -----------      -----------  ------
                                                                                            455,932          486,000    2.0

             Industrial              100,000    Repap Wisconsin, Inc., 9.25% due
                                                2/01/2002                                    89,500           97,000    0.4

             Industrial              100,000    TransTexas Gas Corp., 11.50% due
             --Energy                           6/15/2002                                   100,000          104,500    0.5

             Metal & Mining           50,000    Kaiser Aluminum & Chemical Corp.,
                                                12.75% due 2/01/2003                         52,250           55,125    0.2

             Steel                   100,000    WCI Steel, Inc., 10.50% due 3/01/2002        97,000           96,750    0.4

             Textiles                100,000    WestPoint Stevens, Inc., 9.375% due
                                                12/15/2005                                   98,250          100,000    0.4

             Transport               100,000    Eletson Holdings, Inc., 9.25% due
             Services                           11/15/2003                                   94,360           97,000    0.4

             Transportation          100,000    Viking Star Shipping Co., 9.625% due
                                                7/15/2003                                    96,000          102,750    0.4

             Utilities               100,000    Beaver Valley Funding Co., 8.625%
                                                due 6/01/2007                                82,000           90,631    0.4
                                     100,000    CTC Mansfield Funding Corp., 11.125%
                                                due 9/30/2016                                98,750          103,499    0.4
                                                                                        -----------      -----------  ------
                                                                                            180,750          194,130    0.8


                                                Total Investments in Corporate Bonds      3,847,773        4,060,705   17.0


                                                Foreign Government & Agency Obligations

Germany                      DM    1,700,000    Bundes Obligations, 7.375% due
                                                1/03/2005                                 1,251,269        1,279,478    5.3


United                       Pound   400,000    UK Treasury Gilt, 8% due 6/10/2003          627,464          636,949    2.7
Kingdom                      Sterling

                                                Total Investments in Foreign
                                                Government & Agency Obligations           1,878,733        1,916,427    8.0


                                                      Foreign Obligations

Canada                       C$      800,000    National Bank of Canada, 7.25% due
                                                6/01/2003                                   563,965          589,637    2.5


Italy                        Lit 600,000,000    Buoni Poliennali del Tesoro, 10%
                                                due 8/01/2003                               341,627          348,244    1.4

                                                Total Investments in Foreign
                                                Obligations                                 905,592          937,881    3.9


                                                Total Investments in Corporate Bonds,
                                                Foreign Government & Agency &
                                                Foreign Obligations                       6,632,098        6,915,013   28.9


                                     Shares
                                      Held               United States Stocks

United       Aerospace & Defense       2,500    United Technologies Corporation             174,848          221,875    0.9
States
             Automobiles               5,400    Ford Motor Co.                              144,378          155,250    0.7

             Capital Goods             7,500    Keystone International, Inc.                136,220          166,875    0.7
                                       5,500    Stewart & Stevenson Services, Inc.          190,797          125,125    0.5
                                                                                        -----------      -----------  ------
                                                                                            327,017          292,000    1.2

             Chemicals                 2,900    Eastman Chemical Co.                        159,485          172,550    0.7
                                       5,100    Nalco Chemical Company                      175,132          153,000    0.6
                                                                                        -----------      -----------  ------
                                                                                            334,617          325,550    1.3

             Consumer--Durables        3,000    Whirlpool Corporation                       173,678          159,000    0.7

             Energy                    8,600    California Energy Company, Inc.             144,821          155,875    0.7

             Hardware Products         4,500    Stanley Works (The)                         180,743          214,875    0.9

             Hospital Supplies         5,000    Abbott Laboratories                         185,467          198,750    0.8

             Insurance                10,000    Humana Inc.                                 212,450          211,250    0.9

             Machinery                 5,000    Ingersoll-Rand Company                      189,675          176,875    0.7

             Manufacturing             6,000    Fisher Scientific International
                                                Inc.                                        188,659          188,250    0.8

             Office--Related           3,900    Pitney Bowes, Inc.                          136,850          170,137    0.7

             Oil Service               8,500    Dresser Industries, Inc.                    178,223          176,375    0.7
                                       1,800    Schlumberger Ltd., Inc.                      95,976          112,050    0.5
                                                                                        -----------      -----------  ------
                                                                                            274,199          288,425    1.2

             Petroleum                 5,500    Phillips Petroleum Company                  180,292          177,375    0.7

             Pharmaceuticals           3,100    Merck & Co., Inc.                           128,460          178,250    0.7

             Photography               3,000    Eastman Kodak Company                       160,085          187,875    0.8

             Pollution Control         5,900    General Signal Corporation                  201,069          188,062    0.8
                                       9,000    Wheelabrator Technologies Inc.              140,505          129,375    0.5
                                                                                        -----------      -----------  ------
                                                                                            341,574          317,437    1.3

             Publishing                3,500    Gannett Co., Inc.                           187,342          190,312    0.8

             Telecommunications        3,700    AT&T Corp.                                  191,509          236,800    1.0
                                       2,600    Bell Atlantic Corporation                   140,051          165,425    0.7
                                       8,500    Comsat Corporation                          161,888          168,938    0.7
                                       4,100    GTE Corporation                             139,324          169,125    0.7
                                                                                        -----------      -----------  ------
                                                                                            632,772          740,288    3.1

                                                Total Investments in United States
                                                Stocks                                    4,297,927        4,549,649   18.9


                                                         Foreign Stocks

Argentina    Banking                   6,000    Banco de Galicia y Buenos Aires
                                                S.A. (ADR)**                                106,800          114,000    0.5
                                       5,000    Banco Frances del Rio de la Plata
                                                S.A. (ADR)**                                 80,350          109,375    0.4
                                                                                        -----------      -----------  ------
                                                                                            187,150          223,375    0.9

             Petroleum                 6,700    Yacimientos Petroliferos Fiscales
                                                S.A.(Sponsored) (ADR)**                     134,514          114,737    0.5


Australia    Banking                  12,000    National Australia Bank Limited             102,479          102,698    0.4

             Multi-Industry           40,000    Pacific Dunlop Ltd.                          93,681           96,850    0.4



SCHEDULE OF INVESTMENTS (continued)                                                                            (in US dollars)
             Global Opportunity Portfolio

                                     Shares                                                                         Percent of
COUNTRY                               Held                  Foreign Stocks                  Cost            Value   Net Assets
Canada       Energy                    7,000    Westcoast Energy Inc.                   $   107,170      $   103,250    0.5%

             Natural Resources        10,800    Canadian Pacific Limited                    165,958          172,800    0.7

             Petroleum                 3,000    Imperial Oil Ltd.                           110,135          109,858    0.4

             Telecommunications        4,800    Northern Telecom Limited                    171,686          172,800    0.7

Chile        Banking                   5,500    Banco O'Higgins S.A. (ADR)**                101,392          117,562    0.5


China        Chemicals                 3,800    Shanghai Petrochemical Co., Ltd.
                                                (ADR)**                                      95,266          107,825    0.5


France       Building &                  800    Compagnie de Saint-Gobain                    94,832           95,486    0.4
             Construction

             Capital Goods             2,600    Schneider S.A.                              102,933          100,391    0.4

             Communication             1,700    Alcatel Alsthom Cie Generale
             Equipment                          d'Electricite S.A.                          148,786          145,341    0.6

             Petroleum                 3,300    TOTAL S.A. (ADR)**                           94,281          101,887    0.4


Germany      Electronics                 300    Siemens AG                                  143,480          157,603    0.6

             Machinery & Equipment       450    Mannesmann AG                               127,844          148,409    0.6
                                         500    Thyssen AG                                   92,087           90,155    0.4
                                                                                        -----------      -----------  ------
                                                                                            219,931          238,564    1.0

             Multi-Industry              300    Preussag AG                                  91,752           85,421    0.3


Hong Kong    Multi-Industry           20,000    Swire Pacific Ltd. (Class A)                141,269          150,045    0.6

             Real Estate              17,000    Sun Hung Kai Properties, Ltd.               104,273          135,784    0.6

             Telecommunications        9,000    Hong Kong Telecommunications Ltd.
                                                (ADR)**                                     160,490          156,375    0.7

             Utilities--              29,000    China Light & Power Co., Ltd.               147,431          154,547    0.6
             Electric


Indonesia    Telecommunications        3,000    P.T. Indonesian Satellite (ADR)**            95,430           99,375    0.4


Italy        Building Materials       24,000    Italcementi S.p.A                            93,046           69,981    0.3

             Telecommunications       50,000    Societa Finanziara Telefonica
                                                S.p.A (STET)                                146,511          141,865    0.6

Japan        Banking                   8,000    Sanwa Bank, Ltd.                            158,426          136,471    0.6

             Building &               12,000    Maeda Corp.                                 133,874          115,882    0.5
             Construction             15,000    Okumura Corp.                               134,507          131,471    0.5
                                                                                        -----------      -----------  ------
                                                                                            268,381          247,353    1.0

             Building Materials       11,000    Asahi Glass Co., Ltd.                       131,493          107,843    0.5

             Capital Goods            17,000    Hitachi Cable Ltd.                          129,552          122,167    0.5
                                      21,000    Mitsubishi Heavy Industries, Ltd.           144,773          162,441    0.7
                                                                                        -----------      -----------  ------
                                                                                            274,325          284,608    1.2

             Chemicals                12,000    Sekisui Chemical Co., Ltd.                  147,818          156,471    0.7

             Construction & Housing   12,000    Kandenko Co., Ltd.                          162,018          148,235    0.6

             Consumer--Electronics     3,000    Rohm Company Ltd.                           141,942          182,647    0.8

             Diversified               8,000    Tokyo Style Co., Ltd.                       120,819          121,569    0.5

             Electrical Equipment     19,000    Mitsubishi Electric Corp.                   137,527          142,314    0.6

             Electronics               2,000    Kyocera Corporation                         164,864          164,314    0.7
                                      10,000    Makita Electric Work Ltd.                   151,662          155,882    0.7
                                       8,000    Matsushita Electric Industrial
                                                Co., Ltd.                                   116,780          113,725    0.5
                                       9,000    Sharp Corp.                                 140,675          125,294    0.5
                                                                                        -----------      -----------  ------
                                                                                            573,981          559,215    2.4

             Financial Services        9,000    Mitsubishi Trust and Banking Corp.          151,523          126,176    0.5

             Food Processing           8,000    Yamazaki Baking Co., Ltd.                   142,465          141,961    0.6

             Industrial                9,000    Toto Ltd.                                   135,022          121,765    0.5

             Insurance                25,000    Nippon Fire & Marine Insurance
                                                Co., Ltd.                                   153,513          134,804    0.6
                                      13,000    Tokio Marine & Fire Insurance
                                                Co., Ltd.                                   143,259          133,824    0.6
                                                                                        -----------      -----------  ------
                                                                                            296,772          268,628    1.2

             Machinery                19,000    Komatsu Ltd.                                152,045          149,020    0.6
                                       2,000    SMC Corporation                              98,090          140,980    0.6
                                                                                        -----------      -----------  ------
                                                                                            250,135          290,000    1.2

             Petroleum                20,000    Nippon Oil Co., Ltd.                        121,398          106,471    0.4

             Photography               6,000    Canon Inc.                                   88,100          102,941    0.4

             Printing & Publishing     9,000    Dai Nippon Printing Co., Ltd.               144,952          143,824    0.6

             Retail Stores             3,000    Ito-Yokado Co., Ltd.                        146,200          164,412    0.7

             Textiles                 22,000    Toray Industries Inc.                       139,370          137,824    0.6

             Trading                  16,000    Kamigumi Co., Ltd.                          136,552          145,098    0.6
                                      13,000    Sumitomo Corp.                              124,539          118,529    0.5
                                                                                        -----------      -----------  ------
                                                                                            261,091          263,627    1.1


Malaysia     Automotive &             39,000    UMW Holdings BHD                             98,720           92,857    0.4
             Equipment

             Building                 18,000    Hong Leong Industries BHD                    93,277           85,714    0.4
             Materials


Mexico       Capital Goods            44,000    Cementos Mexicanos, S.A. de C.V.
                                                (Cemex)                                     131,719          138,392    0.6

             Construction              8,000    Empresas ICA Sociedad Controladora,
                                                S.A. de C.V. (ADR)**                         92,223           76,000    0.3

             Telecommunications        3,000    Telefonos de Mexico, S.A. de C.V.
                                                (ADR)**                                      86,460           82,500    0.3


Netherlands  Petroleum                 1,300    Royal Dutch Petroleum N.V. (ADR)**          153,715          159,737    0.7


Norway       Shipping                  3,500    Kvaerner A.S. (Class B)                     156,837          139,640    0.6


Philippines  Telecommuni-              2,000    Philippine Long Distance Telephone
             cations                            Co. (ADR)**                                 141,453          112,250    0.5


Portugal     Banking                  10,000    Banco Comercial Portugues (B.C.P.)
                                                (ADR)**                                     137,375          135,000    0.6


Singapore    Shipping                 75,000    Neptune Orient Lines Ltd.                    93,990           82,260    0.3


Spain        Petroleum                 4,800    Repsol S.A. (ADR)**                         143,703          142,200    0.6

Sweden       Engineering &             5,500    SKF AB 'B' Free                              98,567          104,457    0.4
             Construction


Switzerland  Building &                  125    Holderbank Financiere Glarus AG
             Construction                       (Bearer)                                     92,109          100,582    0.4

             Electrical Equipment        150    BBC Brown Boveri & Cie (Bearer)             140,031          174,299    0.7

             Machinery                   200    Sulzer Gebrueder AG                         115,432          127,934    0.5


Thailand     Real Estate              30,000    MDX Company Ltd.                             89,321           54,551    0.2




SCHEDULE OF INVESTMENTS (concluded)                                                                            (in US dollars)
             Global Opportunity Portfolio

                                     Shares                                                                         Percent of
COUNTRY      Industries               Held                  Foreign Stocks                  Cost            Value   Net Assets
United       Building Materials        4,000    Grand Metropolitan PLC (ADR)**          $    94,780      $   110,000    0.5%
Kingdom
             Business Services         9,000    GKN PLC                                      92,846          114,864    0.5
                                      52,000    Lucas Industries PLC (Ordinary)             158,646          157,486    0.7
                                                                                        -----------      -----------  ------
                                                                                            251,492          272,350    1.2

             Chemicals                 2,200    Imperial Chemical Industries PLC (ADR)**    100,782          106,700    0.4

             Electrical Equipment     20,000    General Electric Co. PLC (Ordinary)          97,276           99,318    0.4

             Telecommunications        2,000    British Telecommunications PLC (ADR)**      127,640          119,000    0.5

             Utilities--Gas            2,900    British Gas PLC (ADR)**                     133,818          110,200    0.5

                                                Total Investments in Foreign Stocks       9,718,354        9,734,716   40.7


SHORT-TERM                            Face
SECURITIES                           Amount              Short-Term Securities

             US Government   US$   2,335,000    Federal Home Loan Mortgage Corp.,
             & Agency                           5.85% due 11/01/1995                      2,335,000        2,335,000    9.8
             Obligations***

                                                Total Investments in Short-Term
                                                Securities                                2,335,000        2,335,000    9.8


             Total Investments                                                          $22,983,379       23,534,378   98.3
                                                                                        ===========
             Unrealized Appreciation on Forward Foreign Exchange Contracts ++                                180,301    0.8
             Other Assets Less Liabilities                                                                   215,811    0.9
                                                                                                         -----------  ------
             Net Assets                                                                                  $23,930,490  100.0%
                                                                                                         ===========  ======

             Net Asset Value:  Class A--Based on net assets of $6,548,937 and
                                        611,627 shares outstanding                                       $     10.71
                                                                                                         ===========
                               Class B--Based on net assets of $12,680,066 and
                                        1,194,172 shares outstanding                                     $     10.62
                                                                                                         ===========
                               Class C--Based on net assets of $3,548,978 and
                                        334,302 shares outstanding                                       $     10.62
                                                                                                         ===========
                               Class D--Based on net assets of $1,152,509 and
                                        107,859 shares outstanding                                       $     10.69
                                                                                                         ===========


            *Denominated in US dollars unless otherwise indicated.
           **American Depositary Receipts (ADR).
          ***Certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Portfolio.
          (a)Represents a zero coupon or step bond; the interest rate shown is the effective yield at the time of purchase by the Portfolio.
           ++Forward foreign exchange contracts sold as of October 31, 1995 were as follows:


             Foreign                  Expiration         Unrealized
             Currency Sold               Date           Appreciation

             YEN 100,660,000         January 1996         $180,301

             Total Unrealized Appreciation on Forward
             Foreign Exchange Contracts Sold
             (US$ Commitment--$1,179,241)                 $180,301
                                                          ========

SCHEDULE OF INVESTMENTS                                                                                       (in US dollars)
                Quality Bond Portfolio

                  S&P    Moody's    Face
INDUSTRIES      Ratings  Ratings   Amount                    Bonds & Notes                           Cost          Value
Banking--6.4%   BBB+      A3    $ 115,000   Bangkok Metropolitan Bank Public Company
                                            Limited, 7.25% due 9/15/2005                          $  113,956     $  115,779
                A-        A3      150,000   First Bank System, Inc., 6.875% due 9/15/2007            148,611        150,746
                A-        A2      100,000   Maybank New York, 7.125% due 9/15/2005                    99,358        101,645
                                                                                                  ----------     ----------
                                                                                                     361,925        368,170

Financial       A         A2      200,000   Bear Stearns Co., 6.75% due 8/15/2000                    198,730        202,202
Services--8.7%  A         A2      150,000   Dean Witter, Discover & Co., 6.50% due 11/01/2005        146,831        146,839
                A-        A3      150,000   Smith Barney Holdings, 6.875% due 6/15/2005              148,485        149,969
                                                                                                  ----------     ----------
                                                                                                     494,046        499,010

Financial       A+        A1      200,000   Ford Motor Credit Co., 6.25% due 11/08/2000              199,154        199,154
Services--      BBB+      A3      150,000   General Motors Acceptance Corp., 7.85% due
Captive--6.1%                               3/05/1997                                                153,815        153,496
                                                                                                  ----------     ----------
                                                                                                     352,969        352,650

Financial       AA-       Aa3     200,000   Associates Corp. of North America, 5.25%
Services--                                  due 9/01/1998                                            193,918        195,726
Consumer--3.4%

Industrial--    A-        A2      150,000   American Home Products Corporation, 7.90%
Consumer                                    due 2/15/2005                                            162,417        163,879
Goods--8.5%     AA-       A1      100,000   Anheuser-Busch Co., Inc., 8.75% due 12/01/1999           107,905        109,420
                A+        A1      100,000   Bass America, Inc., 8.125% due 3/31/2002                 105,928        108,533
                BBB       A2      100,000   Sears, Roebuck & Co., 9.25% due 4/15/1998                106,444        106,973
                                                                                                  ----------     ----------
                                                                                                     482,694        488,805

Industrial--    AA-       A1      175,000   BP America Inc., 9.375% due 11/01/2000                   200,263        198,782
Energy--7.0%    A+        A1      175,000   Texaco Capital Inc., 8.625% due 11/15/2031               205,665        209,176
                                                                                                  ----------     ----------
                                                                                                     405,928        407,958

Industrial--    AA-       Aa2     100,000   Archer-Daniels-Midland Co., 8.125%
Other--                                     due 6/01/2012                                            111,874        110,909
9.6%            AA-       Aa3     150,000   Capital Cities/ABC, Inc., 8.75% due 8/15/2021            176,105        179,031
                A-        A3      150,000   Carnival Cruise Lines, Inc., 7.70% due 7/15/2004         156,745        158,415
                A+        A2      100,000   Pohang Iron & Steel Company, Ltd., 7.375%
                                            due 5/15/2005                                            101,816        103,534
                                                                                                  ----------     ----------
                                                                                                     546,540        551,889

Supranational   AAA       Aaa     100,000   Asian Development Bank, 6.25% due 10/24/2005              99,380         99,705
--5.6%          AAA       Aaa     166,000   International Bank for Reconstruction &
                                            Development, 12.375% due 10/15/2002                      222,483        222,782
                                                                                                  ----------     ----------
                                                                                                     321,863        322,487

US Government   AAA       Aaa     100,000   US Treasury Bonds, 7.50% due 11/15/2024                  110,562        114,250
Obligations--                               US Treasury Notes:
17.0%           AAA       Aaa     250,000     5.875% due 6/30/2000                                   245,039        250,625
                AAA       Aaa     250,000     6.375% due 8/15/2002                                   256,250        256,445
                AAA       Aaa     350,000     6.50% due 5/15/2005                                    359,297        362,250
                                                                                                  ----------     ----------
                                                                                                     971,148        983,570

Utilities--     A         A2      150,000   Virginia Electric & Power Co., 8.625%
Electric--                                  due 10/01/2024                                           166,200        168,349
2.9%                                                                                              ----------     ----------


                                            Total Investments in Bonds & Notes--75.2%              4,297,231      4,338,614




SCHEDULE OF INVESTMENTS (concluded)                                                                          (in US dollars)
                Quality Bond Portfolio

SHORT-TERM                          Face
SECURITIES                         Amount                    Bonds & Notes                           Cost          Value
Commercial                     $  188,000   General Electric Capital Corp., 5.85% due
Paper*--3.3%                                11/01/1995                                            $  188,000     $  188,000

US Government                     100,000   Federal National Mortgage Association, 5.61% due
& Agency                                    11/08/1995                                                99,891         99,891
Obligations*--20.7%             1,100,000   US Treasury Bills, 5.19% due 11/16/1995                1,097,621      1,097,621
                                                                                                  ----------     ----------
                                                                                                   1,197,512      1,197,512

                                            Total Investments in Short-Term Securities--24.0%      1,385,512      1,385,512


                Total Investments--99.2%                                                          $5,682,743      5,724,126
                                                                                                  ==========
                Other Assets Less Liabilities--0.8%                                                                  43,918
                                                                                                                 ----------
                Net Assets--100.0%                                                                               $5,768,044
                                                                                                                 ==========


                Net Asset                   Class A--Based on net assets of $2,115,138 and
                Value:                               210,273 shares outstanding                                  $    10.06
                                                                                                                 ==========
                                            Class B--Based on net assets of $2,604,625 and
                                                     259,067 shares outstanding                                  $    10.05
                                                                                                                 ==========
                                            Class C--Based on net assets of $851,061 and
                                                     84,657 shares outstanding                                   $    10.05
                                                                                                                 ==========
                                            Class D--Based on net assets of $197,220 and
                                                     19,615 shares outstanding                                   $    10.05
                                                                                                                 ==========

               *Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Portfolio.




SCHEDULE OF INVESTMENTS                                                                                     (in US dollars)
                US Government Securities Portfolio

                        Face
                       Amount      Issue                                                                             Value
US Government &                      Federal Home Loan Mortgage Corporation:
Agency            $ 2,108,026           #0555228, 11.50% due 6/01/2019                                          $ 2,339,909
Mortgage-Backed       995,001           #0D62591, 7.50% due 8/01/2025                                             1,006,505
Obligations*--82.1%   995,000           #0D64496, 7.50% due 10/01/2025                                            1,005,875
                                     Government National Mortgage Association:
                      267,831           #0342441, 7.50% due 12/15/2022                                              271,345
                      332,380           #0340655, 7.50% due 2/15/2023                                               336,741
                      332,236           #0363005, 7.50% due 8/15/2023                                               336,595
                      330,223           #0222105, 7.50% due 3/15/2024                                               334,556
                      325,162           #0389244, 7.50% due 4/15/2024                                               329,428
                      330,724           #0366794, 7.50% due 5/15/2024                                               335,063
                    1,066,446           #0379304, 7.50% due 10/01/2025                                            1,080,438

                    Total US Government & Agency Mortgage-Backed Obligations (Cost--$7,310,127)                   7,376,455


US Government                        US Treasury Notes:
& Agency              900,000           6.875% due 3/31/2000                                                        936,846
Obligations           230,000           7.875% due 11/15/2004                                                       259,217
--13.3%


                    Total US Government & Agency Obligations (Cost--$1,126,876)                                   1,196,063


Repurchase          1,100,000        Nikko Securities Company, purchased on 10/31/1995 to
Agreement**--12.3%                   yield 5.88% to 11/01/1995                                                  $ 1,100,000


                    Total Repurchase Agreement (Cost--$1,100,000)                                                 1,100,000


                    Total Investments (Cost--$9,537,003)--107.7%                                                  9,672,518

                    Liabilities in Excess of Other Assets--(7.7%)                                                  (692,734)
                                                                                                                -----------
                    Net Assets--100.0%                                                                          $ 8,979,784
                                                                                                                ===========


                    Net Asset  Class A:  Net assets                                                             $ 5,584,410
                    Value:                                                                                      -----------
                                         Shares outstanding                                                         528,010
                                                                                                                -----------
                                         Net asset value and redemption price per share                         $     10.58
                                                                                                                -----------
                               Class B:  Net assets                                                             $ 2,403,784
                                                                                                                -----------
                                         Shares outstanding                                                         227,276
                                                                                                                -----------
                                         Net asset value and redemption price per share                         $     10.58
                                                                                                                ===========
                               Class C:  Net assets                                                             $   834,868
                                                                                                                -----------
                                         Shares outstanding                                                          78,955
                                                                                                                -----------
                                         Net asset value and redemption price per share                         $     10.57
                                                                                                                ===========
                               Class D:  Net assets                                                             $   156,722
                                                                                                                -----------
                                         Shares outstanding                                                          14,812
                                                                                                                -----------
                                         Net asset value and redemption price per share                         $     10.58
                                                                                                                ===========

               *Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
              **Repurchase Agreement is fully collateralized by US Government &
                Agency Obligations.